Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended:  March 31, 2011
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 04/19/11



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
59
Form 13F Information Table Value Total:
$719,883
List of Other Included Managers:
NONE




Name of Issuer       Title
			of
              	Class        CUSIP       	Value    	Shrs or  SH/PRN  Investment  Other  Voting Authority
                                                              Prn Amt          Discretion  Managers             Sole
American National Bankshares I COM              027745108     1460         64858 SH       Defined                 64858
Assurant, Inc. (AIZ)           COM              04621x108    27472        713383 SH       Defined                713383
BCSB Bancorp. (BCSB)           COM              055367106     1835        138524 SH       Defined                138524
CA, Inc.  (CA)                 COM              12673p105    23868        987109 SH       Defined                987109
Cardinal Financial Corp. (CFNL COM              14149f109     6332        543027 SH       Defined                543027
Carpenter Technology Corp. (CR COM              144285103    20168        472217 SH       Defined                472217
Chevron Corporation (CVX)      COM              166764100      291          2705 SH       Defined                  2705
Chicopee Bancorp Inc.  (CBNK)  COM              168565109      673         48057 SH       Defined                 48057
Cisco Systems Inc. (CSCO)      COM              17275r102    32973       1922600 SH       Defined               1922600
ConocoPhillips (COP)           COM              20825c104      932         11673 SH       Defined                 11673
EMCOR Group Inc. (EME)         COM              29084q100    17140        553428 SH       Defined                553428
EOG Resources Inc. (EOG)       COM              26875p101     7356         62070 SH       Defined                 62070
Emerson Electric (EMR)         COM              291011104     3372         57703 SH       Defined                 57703
Energen Corporation (EGN)      COM              29265n108     9425        149320 SH       Defined                149320
FTI Consulting (FCN)           COM              302941109    37031        966120 SH       Defined                966120
First Potomac Realty Trust (FP COM              33610f109      204         12950 SH       Defined                 12950
Global Indemnity Plc  (GBLI)   COM              g39319101    15153        689388 SH       Defined                689388
Harmonic Inc. (HLIT)           COM              413160102    25898       2761000 SH       Defined               2761000
Heritage Financial Group Inc.  COM              42726x102      407         31987 SH       Defined                 31987
John Hancock Bank Fund (BTO)   COM              409735206      227         13118 SH       Defined                 13118
MasTec, Inc. (MTZ)             COM              576323109    11887        571493 SH       Defined                571493
Michael Baker Corp. (BKR)      COM              057149106    25769        886437 SH       Defined                886437
Middleburg Financial Corp. (MB COM              596094102      744         41897 SH       Defined                 41897
NGP Capital Resources (NGPC)   COM              62912R107     4609        478143 SH       Defined                478143
NTELOS Holdings Corp.  (NTLS)  COM              67020q107    11437        621585 SH       Defined                621585
ON Semiconductor Corp. (ONNN)  COM              682189105    21656       2196350 SH       Defined               2196350
OceanFirst Financial (OCFC)    COM              675234108      982         70394 SH       Defined                 70394
OmniAmerican Bancorp Inc.  (OA COM              68216r107      612         38650 SH       Defined                 38650
PPL Corporation (PPL)          COM              69351t106    26216       1036209 SH       Defined               1036209
PartnerRe Ltd. (PRE)           COM              G6852T105    47041        593647 SH       Defined                593647
Pentair Inc. (PNR)             COM              709631105      756         20000 SH       Defined                 20000
Prestige Brands Holdings (PBH) COM              74112d101    18161       1579190 SH       Defined               1579190
Ralcorp Holdings Inc. (RAH)    COM              751028101    31587        461595 SH       Defined                461595
Republic Services (RSG)        COM              760759100    24090        801934 SH       Defined                801934
Rosetta Resources, Inc. (ROSE) COM              777779307    22105        464446 SH       Defined                464446
Rudolph Technologies (RTEC)    COM              781270103      373         34093 SH       Defined                 34093
Rush Enterprises Inc. Cl A (RU COM              781846209    10854        548167 SH       Defined                548167
Rush Enterprises Inc. Cl B (RU COM              781846308     5147        295798 SH       Defined                295798
Shore Bancshares Inc. (SHBI)   COM              825107105      645         66109 SH       Defined                 66109
Southern National Bancorp of V COM              843395104     3213        448757 SH       Defined                448757
Suncor Energy Inc. (SU)        COM              867224107    16047        357880 SH       Defined                357880
TNS, Inc.  (TNS)               COM              872960109     5399        346780 SH       Defined                346780
Tessera Technologies (TSRA)    COM              88164l100     4902        268480 SH       Defined                268480
Urstadt Biddle Properties Cl A COM              917286205      523         27500 SH       Defined                 27500
W. R. Berkley Corp. (WRB)      COM              084423102    12122        376330 SH       Defined                376330
j2 Global Communications (JCOM COM              46626e205    30896       1047047 SH       Defined               1047047
Advanced Micro Devices         CONV             007903AN7     6470       6266000 PRN      Defined               6266000
Affymetrix, Inc.               CONV             00826TAG3    20288      20519000 PRN      Defined              20519000
Alcatel-Lucent USA Inc.        CONV             549463AH0    36534      37761000 PRN      Defined              37761000
Dollar Financial Corp.         CONV             256664AB9     5233       4978000 PRN      Defined               4978000
Electronic Data Systems        CONV             285661AF1      247        247000 PRN      Defined                247000
Euronet Worldwide Inc.         CONV             298736AF6    14738      14831000 PRN      Defined              14831000
GMX Resources Inc.             CONV             38011MAB4     3847       4120000 PRN      Defined               4120000
GMX Resources Inc.             CONV             38011MAJ7      307        375000 PRN      Defined                375000
Hologic Inc.                   CONV             436440AA9    24645      25539000 PRN      Defined              25539000
Lifetime Brands Inc.           CONV             53222QAB9      481        483000 PRN      Defined                483000
Sandisk Corp.                  CONV             80004CAC5    17216      17545000 PRN      Defined              17545000
School Specialty Inc.          CONV             807863AL9     9561       9490000 PRN      Defined               9490000
School Specialty Inc.          CONV             807863AM7    10325      10000000 PRN      Defined              10000000